FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 16:-	FAIR VALUE MEASUREMENTS

Hedging contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The earn-out considerations from the DPI and SBS acquisitions are classified within Level 3, as these liabilities are valued using valuation techniques.

As of June 30, 2026, the Company had balances subject to fair value measurement; however, their aggregate fair value was zero. Accordingly, no fair value hierarchy table is presented as of that date.

The following table presents the Company’s financial assets and liabilities measured at fair value as of December 31, 2025:

	December 31, 2025
	Audited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	2,741	-	2,741

Total financial assets	$-	$2,741	$-	$2,741

Liabilities:
Earn-Out considerations	-	-	34,396	34,396

Total financial liabilities	$-	$-	$34,396	$34,396

The table below presents the changes in the earn-out considerations related to the acquisitions of DPI and SBS, which were classified as Level 3 and measured at fair value on a recurring basis, in the six months ended June 30, 2026:

Fair value at the beginning of the period	$34,396
Income from changes in fair value	(4,512)
DPI Earn-Out non-cash Settlement	(29,884)
Fair value at the end of the period	$-

The Company estimated the fair value of the DPI Earn-out Consideration by utilizing a Monte Carlo simulation. The significant assumptions used in the model mainly relate to the projected revenues and adjusted EBITDA in the remaining forecasted year, including a revenue growth rate of 15.4% and an adjusted EBITDA margin of 11.3%. Changes in the Earn-out Consideration fair value are recorded in the consolidated statements of income under Other operating expenses, net.

The Company estimated the fair value of the SBS Earn-out Consideration by using the Scenario-Based Method. The significant assumptions used in the scenario-based model relate to the probability of meeting the specified performance milestones, which directly impacts the expected payout under the SBS Earn-out Consideration, as well as the discount rate applied in determining the present value of such expected payouts.